Business Transactions - MARA Project, Fair Value Techniques (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 17, 2020	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Valuation technique, measurement input, term		10 years
Alumbrera
Disclosure of detailed information about business combination [line items]
Total Ownership Interest for Entity	100.00%
Alumbrera
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	$ 696.7
Mineral resources recognised as of acquisition date	72.0
Environmental rehabilitation provision liability recognised as of acquisition	$ (85.7)